Contingencies (Details) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Coalesce v. WaferGen [Member]
Contingencies (Details) [Line Items]
Loss Contingency, Allegations	Coalesce v. WaferGen. On April24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October30, 2012, the Company filed a notice of demurrer to Coalesce's complaint seeking to dismiss the complaint in its entirety. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred .	Coalesce v. WaferGen. On April 24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April 15, 2013, the case was referred to mediation. The first mediation session was held on August 7, 2013, resulting in further requests for documentation by both parties. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred
Loss Contingency, Damages Sought, Value (in Dollars)	$ 500,000	$ 500,000
Loss Contingency, Lawsuit Filing Date		April 24, 2012
Loss Contingency, Name of Defendant		WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court.
Loss Contingency, Domicile of Litigation		Alameda County Superior Court